LINE OF CREDIT (Details Textual) (USD $)	1 Months Ended
	Jul. 23, 2012	Jul. 31, 2012	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 28, 2011 J P Morgan [Member]
Line of Credit Facility, Expiration Date			Jun. 28, 2012
Debt Instrument, Maturity Date, Description	Company entered into a business loan extension agreement with JPMorgan Chase Bank to extend the loan for three months from the original maturity date
Line of Credit Facility, Maximum Borrowing Capacity						$ 1,000,000
Debt Instrument, Description of Variable Rate Basis		The adjustable interest rate is a rate per annum equal to the sum of an index, which is the LIBOR Rate plus 1.914 percentage point(s).
Line of Credit				0	1,000,000
Line of Credit Facility, Interest Rate at Period End				2.7618%	2.207%
Restricted cash				$ 0	$ 1,000,000